INTERIM CONDENSED CONSOLIDATED STATEMENTS OF INCOME - CAD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
CONTINUING OPERATIONS
Sales	$ 608,672	$ 685,964
Cost of goods sold	528,363	416,827
GROSS MARGIN	80,309	269,137
INCOMES (EXPENSES)
Administrative	(29,770)	(39,953)
Selling and marketing	(39,672)	(46,959)
Other operating expenses	(12,474)	(19,911)
Finance costs	(12,913)	(21,853)
Reorganization costs	(20,009)
Unrealized gain of derivative instruments and other	292,137	77,349
Realized gain (loss) of derivative instruments	17,213	(134,446)
Other expenses, net	(489)	(632)
Profit from continuing operations before income taxes	274,332	82,732
Provision for (recovery of) income taxes	(967)	634
Profit from continuing operations	275,299	82,098
DISCONTINUED OPERATIONS
Loss after tax from discontinued operations		(2,948)
Profit for the period	275,299	79,150
Attributable to:
Shareholders of Just Energy	275,362	79,147
Non-controlling interest	(63)	3
PROFIT FOR THE PERIOD	$ 275,299	$ 79,150
Earnings per share from continuing operations
Basic	$ 5.73	$ 7.96
Diluted	5.63	7.90
Loss per share from discontinued operations
Basic		(0.30)
Diluted		(0.30)
Earnings per share available to shareholders
Basic	5.73	7.66
Diluted	$ 5.63	$ 7.60